Change in Year End	12 Months Ended
Dec. 31, 2025
Change in Year End [Abstract]
CHANGE IN YEAR END
5.	CHANGE IN YEAR END

On October 31, 2025, the Company filed a Notice of Change of Year End to change its financial year-end from September 30 to December 31. The Company is changing its financial year-end to align its financial year-end and reporting periods with those of the Company’s subsidiaries. The Company elected to have a transition year of a fifteen-month period from October 1, 2024 to December 31, 2025, and has, accordingly, prepared the consolidated financial statements for the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024.